UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00945
                                                     ---------

                  Phoenix-Aberdeen Worldwide Opportunities Fund
        ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                               56 Prospect Street
                               Hartford, CT 06115
        ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)



                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        ---------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                     Date of fiscal year end: June 30, 2004
                                              -------------

                   Date of reporting period: December 31, 2003
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


SEMIANNUAL REPORT

[GRAPHIC OMITTED]  DECEMBER 31, 2003


ABERDEEN

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

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



























   This report is not authorized for distribution to prospective investors in the Phoenix-Aberdeen Worldwide Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

     When we think about 2003, we'll remember a year in which financial services underwent significant change. National news reflected regulatory attention to the business conduct of a few mutual fund companies. As a result, certain industry-wide practices came under increased scrutiny.

     Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board had taken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

     I hope that you'll take time to review the activities and performance information included in this semiannual report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

     Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Aberdeen Worldwide Opportunities Fund may help you in this effort.

     To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,


/s/PHILIP R. MCLOUGHLIN


Philip R. McLoughlin
Chairman, Phoenix Funds


JANUARY 1, 2004



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.


       -------------------------------------------------------------------
        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
       -------------------------------------------------------------------

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                         INVESTMENTS AT DECEMBER 31, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                      ---------  ------------
COMMON STOCKS--36.3%

UNITED STATES--36.3%
Alliance Gaming Corp. (Casinos & Gaming)(b) ......       5,700   $    140,505

American International Group, Inc. (Multi-line
Insurance) .......................................      11,700        775,476

Anadarko Petroleum Corp. (Oil & Gas Exploration &
Production) ......................................      14,000        714,140

Applied Materials, Inc. (Semiconductor Equipment)(b)    23,000        516,350

ARAMARK Corp. Class B (Diversified Commercial
Services) ........................................      11,400        312,588

Avnet, Inc. (Technology Distributors)(b) .........      11,600        251,256
AVX Corp. (Electronic Equipment Manufacturers) ...      21,600        358,992

Baker Hughes, Inc. (Oil & Gas Equipment &
Services) ........................................       5,400        173,664

Ball Corp. (Metal & Glass Containers) ............       7,800        464,646
Bank of America Corp. (Diversified Banks) ........      20,400      1,640,772
Belo Corp. Class A (Publishing & Printing) .......      12,500        354,250
BJ Services Co. (Oil & Gas Equipment & Services)(b)      6,100        218,990
Boston Scientific Corp. (Health Care Equipment)(b)      20,400        749,904
Bristol-Myers Squibb Co. (Pharmaceuticals) .......      34,000        972,400
Caremark Rx, Inc. (Health Care Services)(b) ......      12,000        303,960
Cendant Corp. (Diversified Commercial Services)(b)       7,600        169,252
Cisco Systems, Inc. (Communications Equipment)(b)       43,600      1,059,044
CIT Group, Inc. (Specialized Finance) ............      18,700        672,265
Citigroup, Inc. (Other Diversified Financial
Services) ........................................      32,300      1,567,842

Computer Sciences Corp. (Data Processing &
Outsourced Services)(b) ..........................      15,700        694,411

Dean Foods Co. (Packaged Foods & Meats)(b) .......      11,700        384,579
Dial Corp. (The) (Household Products) ............      19,600        558,012

E*TRADE Financial Corp. (Investment Banking &
Brokerage)(b) ....................................      31,900        403,535

EMC Corp. (Computer Storage & Peripherals)(b) ....      25,000        323,000
Emulex Corp. (Communications Equipment)(b) .......      18,900        504,252
Engelhard Corp. (Diversified Chemicals) ..........       6,100        182,695
Exxon Mobil Corp. (Integrated Oil & Gas) .........      24,200        992,200
FedEx Corp. (Air Freight & Couriers) .............       5,100        344,250

Fisher Scientific International, Inc. (Health Care
Supplies)(b) .....................................      21,500        889,455

FleetBoston Financial Corp. (Diversified Banks) ..       5,600        244,440
Fortune Brands, Inc. (Housewares & Specialties) ..       6,100        436,089


                                                        SHARES       VALUE
                                                      ---------  ------------
UNITED STATES--CONTINUED
Franklin Resources, Inc. (Asset Management &
Custody Banks) ...................................      13,000   $    676,780

General Electric Co. (Industrial Conglomerates) ..      48,500      1,502,530
Harte-Hanks, Inc. (Advertising) ..................      21,100        458,925
Intel Corp. (Semiconductors) .....................      21,900        705,180

International Business Machines Corp. (Computer
Hardware) ........................................       9,400        871,192

J.P. Morgan Chase & Co. (Diversified Capital
Markets) .........................................      26,500        973,345

Johnson & Johnson (Pharmaceuticals) ..............      13,400        692,244
Kellogg Co. (Packaged Foods & Meats) .............      12,000        456,960
Knight-Ridder, Inc. (Publishing & Printing) ......       6,000        464,220
Mandalay Resort Group (Casinos & Gaming) .........      14,700        657,384
Marvel Enterprises, Inc. (Leisure Products)(b) ...      18,000        523,980

Mellon Financial Corp. (Asset Management &
Custody Banks) ...................................       7,900        253,669

Merrill Lynch & Co., Inc. (Investment Banking &
Brokerage) .......................................       9,700        568,905

MetLife, Inc. (Life & Health Insurance) ..........      18,000        606,060

Mettler-Toledo International, Inc. (Electronic
Equipment Manufacturers)(b) ......................       3,400        143,514

Microsoft Corp. (Systems Software) ...............      57,200      1,575,288
Morgan Stanley (Investment Banking & Brokerage) ..      21,900      1,267,353
Omnicare, Inc. (Health Care Distributors) ........      23,200        937,048
Oracle Corp. (Systems Software)(b) ...............      53,600        707,520
Pall Corp. (Industrial Machinery) ................      11,100        297,813
Patterson-UTI Energy, Inc. (Oil & Gas Drilling)(b)       7,600        250,192
PepsiCo, Inc. (Soft Drinks) ......................      18,300        853,146
Pfizer, Inc. (Pharmaceuticals) ...................      36,100      1,275,413
Procter & Gamble Co. (The) (Household Products) ..       6,600        659,208
Reebok International Ltd. (Footwear) .............      12,200        479,704
Ryder System, Inc. (Air Freight & Couriers) ......      21,300        727,395

SBC Communications, Inc. (Integrated
Telecommunication Services) ......................      14,800        385,836

Schein (Henry), Inc. (Health Care Distributors)(b)       6,100        412,238

Schlumberger Ltd. (Oil & Gas Equipment &
Services) ........................................       7,200        393,984

Swift Transportation Co., Inc. (Trucking)(b) .....      11,000        231,220
Teradyne, Inc. (Semiconductor Equipment)(b) ......       8,100        206,145
Time Warner, Inc. (Movies & Entertainment)(b) ....      41,900        753,781


2                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                                                        SHARES       VALUE
                                                      ---------  ------------
UNITED STATES--CONTINUED
Transocean, Inc. (Oil & Gas Drilling)(b) .........       3,800   $     91,238
Tribune Co. (Publishing & Printing) ..............       9,000        464,400
U.S. Bancorp (Diversified Banks) .................      15,800        470,524
United Technologies Corp. (Aerospace & Defense) ..       8,200        777,114

Verizon Communications, Inc. (Integrated
Telecommunication Services) ......................      12,600        442,008

Viacom, Inc. Class B (Movies & Entertainment) ....       8,400        372,792

Vishay Intertechnology, Inc. (Electronic Equipment
Manufacturers)(b) ................................      21,400        490,060

Waters Corp. (Electronic Equipment
Manufacturers)(b) ................................      18,500        613,460

Wells Fargo & Co. (Diversified Banks) ............      18,600      1,095,354
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $40,172,722)                                      43,158,336
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--59.8%

AUSTRALIA--1.0%
QBE Insurance Group Ltd. (Property & Casualty
Insurance) .......................................     151,000      1,205,970

BELGIUM--1.4%
Interbrew (Brewers)(b) ...........................      62,000      1,654,793

BERMUDA--0.5%
ACE Ltd. (Property & Casualty Insurance) .........      13,100        542,602

BRAZIL--2.9%
Companhia Paranaense de Energia-Copel ADR
(Electric Utilities)(b) ..........................      36,000        171,720

Petroleo Brasileiro SA ADR (Integrated Oil & Gas)       71,000      1,892,860

Unibanco-Uniao de Bancos Brasileiros SA GDR
(Diversified Banks) ..............................      55,000      1,372,250
                                                                 ------------
                                                                    3,436,830
                                                                 ------------

FINLAND--1.3%
Stora Enso Oyj Class R (Paper Products) ..........     112,000      1,508,779

FRANCE--5.6%
Aventis SA (Pharmaceuticals) .....................      30,000      1,982,846
Schneider Electric SA (Industrial Machinery) .....      20,000      1,309,283
Total SA (Integrated Oil & Gas) ..................       7,525      1,399,073
Valeo SA (Auto Parts & Equipment) ................      48,300      1,934,315
                                                                 ------------
                                                                    6,625,517
                                                                 ------------

GERMANY--1.3%
Metro AG (Department Stores) .....................      35,700      1,576,060


                                                        SHARES        VALUE
                                                      ---------   ------------
HONG KONG--2.6%
China Mobile (Hong Kong) Ltd. (Wireless
Telecommunication Services) ......................     420,000   $  1,290,252

Giordano International Ltd. (Apparel Retail) .....   1,400,000        649,184
Swire Pacific Ltd. Class B (Multi-Sector Holdings)   1,115,000      1,177,675
                                                                 ------------
                                                                    3,117,111
                                                                 ------------

ISRAEL--0.5%
Teva Pharmaceutical Industries Ltd. ADR
(Pharmaceuticals) ................................      10,400        589,784

ITALY--1.4%
ENI SpA (Integrated Oil & Gas) ...................      87,166      1,644,807

JAPAN--13.9%
Canon, Inc. (Office Electronics) .................      41,000      1,909,023
Fuji Photo Film Co. Ltd. (Photographic Products) .      45,000      1,452,832
Honda Motor Co. Ltd. (Automobile Manufacturers) ..      30,400      1,350,229
Kao Corp. (Household Products) ...................      65,000      1,322,198
Mabuchi Motor Co. Ltd. (Industrial Machinery) ....      14,000      1,077,727

Nippon Television Network Corp. (Broadcasting &
Cable TV) ........................................       8,150      1,211,435

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ........................................         690      1,564,524

Orix Corp. (Consumer Finance) ....................      12,200      1,008,603
Rohm Co. Ltd. (Semiconductors) ...................       7,000        820,379
Shin-Etsu Chemical Co. Ltd. (Diversified Chemicals)     33,000      1,348,698
Takeda Chemical Industries Ltd. (Pharmaceuticals)       49,000      1,943,175
Unicharm Corp. (Household Products) ..............      16,700        821,209

Yamanouchi Pharmaceutical Co. Ltd. (Health Care
Supplies) ........................................      23,500        730,195
                                                                 ------------
                                                                   16,560,227
                                                                 ------------

LUXEMBOURG--0.9%
Arcelor (Steel) ..................................      63,520      1,107,273

MEXICO--1.1%
Telefonos de Mexico SA de C.V. ADR Series L
(Integrated Telecommunication Services) ..........      40,000      1,321,200

NETHERLANDS--5.3%
IHC Caland NV (Oil & Gas Equipment & Services) ...      25,500      1,383,073
ING Groep NV (Other Diversified Financial Services)     57,000      1,329,377
Royal Dutch Petroleum Co. (Integrated Oil & Gas) .      39,000      2,056,256
TPG NV (Air Freight & Couriers) ..................      65,500      1,534,227
                                                                 ------------
                                                                    6,302,933
                                                                 ------------

SINGAPORE--1.5%
Oversea-Chinese Banking Corp. Ltd. (Diversified
Banks) ...........................................     245,000      1,745,569


                        See Notes to Financial Statements                   3

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                                                        SHARES       VALUE
                                                      ---------  ------------
SOUTH KOREA--2.8%
Kookmin Bank ADR (Diversified Banks) .............      52,900   $  2,001,736

KT Corp. ADR (Integrated Telecommunication
Services) ........................................      67,000      1,277,690
                                                                 ------------
                                                                    3,279,426
                                                                 ------------

SPAIN--1.1%
Altadis SA (Tobacco) .............................      44,000      1,248,739

SWEDEN--3.0%
Nordea AB (Diversified Banks) ....................     116,000        870,568

Svenska Handelsbanken AB Class A (Diversified
Banks) ...........................................      73,000      1,491,390

Volvo AB Class B (Construction, Farm Machinery &
Heavy Trucks) ....................................      40,900      1,250,539
                                                                 ------------
                                                                    3,612,497
                                                                 ------------

SWITZERLAND--2.8%
Novartis AG Registered Shares (Pharmaceuticals) ..      32,000      1,452,840

Swiss Re Registered Shares (Property & Casualty
Insurance) .......................................      20,000      1,350,313

Zurich Financial Services AG (Property & Casualty
Insurance)(b) ....................................       3,200        460,562
                                                                 ------------
                                                                    3,263,715
                                                                 ------------

UNITED KINGDOM--8.9%
AstraZeneca plc (Pharmaceuticals) ................      23,600      1,132,239
Aviva plc (Property & Casualty Insurance) ........      77,000        675,771
BP plc (Integrated Oil & Gas) ....................     190,000      1,540,789
British American Tobacco plc (Tobacco) ...........      60,000        827,053
Cadbury Schweppes plc (Packaged Foods & Meats) ...     162,000      1,189,748
HSBC Holdings plc (Diversified Banks) ............      50,000        785,879
Prudential plc (Life & Health Insurance) .........      50,000        422,701
Sainsbury (J) plc (Food Retail) ..................     374,000      2,093,920

Schroders plc (Asset Management & Custody
Banks) ...........................................      58,000        656,200

Weir Group plc (The) (Industrial Machinery) ......     150,000        688,092

Wood Group (John) plc (Oil & Gas Equipment &
Services) ........................................     253,000        610,296
                                                                 ------------
                                                                   10,622,688
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $60,654,257)                                      70,966,520
-----------------------------------------------------------------------------


                                                        SHARES       VALUE
                                                      ---------  ------------
EXCHANGE TRADED FUNDS--0.6%
SPDR Trust Series I (Exchange Traded Funds) ......       6,400   $    712,192
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $674,112)                                            712,192
-----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--1.7%

SOUTH KOREA--1.7%
Samsung Electronics Co. Ltd. Pfd.
(Semiconductors) .................................       9,500      1,957,407
-----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $573,359)                                          1,957,407
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $102,074,450)                                    116,794,455
-----------------------------------------------------------------------------


                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ---------
SHORT-TERM OBLIGATIONS--0.9%

FEDERAL AGENCY SECURITIES--0.9%
FHLB Discount Note 0.75%, 1/2/04 .................   $   1,125   $  1,124,977
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,124,977)                                        1,124,977
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $103,199,427)                                    117,919,432(a)

Other assets and liabilities, net--0.7%                               816,812
                                                                 ------------
NET ASSETS--100.0%                                               $118,736,244
                                                                 ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,258,159 and gross depreciation of $3,488,834 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $104,150,107.
(b) Non-income producing.

4                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Advertising ..........................................................      0.4%
Aerospace & Defense ..................................................      0.7
Air Freight & Couriers ...............................................      2.2
Apparel Retail .......................................................      0.6
Asset Management & Custody Banks .....................................      1.4
Auto Parts & Equipment ...............................................      1.7
Automobile Manufacturers .............................................      1.2
Brewers ..............................................................      1.4
Broadcasting & Cable TV ..............................................      1.0
Casinos & Gaming .....................................................      0.7
Communications Equipment .............................................      1.3
Computer Hardware ....................................................      0.7
Computer Storage & Peripherals .......................................      0.3
Construction, Farm Machinery & Heavy Trucks ..........................      1.1
Consumer Finance .....................................................      0.9
Data Processing & Outsourced Services ................................      0.6
Department Stores ....................................................      1.3
Diversified Banks ....................................................     10.0
Diversified Capital Markets ..........................................      0.8
Diversified Chemicals ................................................      1.3
Diversified Commercial Services ......................................      0.4
Electric Utilities ...................................................      0.1
Electronic Equipment Manufacturers ...................................      1.4
Exchange Traded Funds ................................................      0.6
Food Retail ..........................................................      1.8
Footwear .............................................................      0.4
Health Care Distributors .............................................      1.2
Health Care Equipment ................................................      0.6
Health Care Services .................................................      0.3
Health Care Supplies .................................................      1.4
Household Products ...................................................      2.9
Housewares & Specialties .............................................      0.4
Industrial Conglomerates .............................................      1.3

Industrial Machinery .................................................      2.9%
Integrated Oil & Gas .................................................      8.2
Integrated Telecommunication Services ................................      2.9
Investment Banking & Brokerage .......................................      1.9
Leisure Products .....................................................      0.4
Life & Health Insurance ..............................................      0.9
Metal & Glass Containers .............................................      0.4
Movies & Entertainment ...............................................      1.0
Multi-Sector Holdings ................................................      1.0
Multi-line Insurance .................................................      0.7
Office Electronics ...................................................      1.6
Oil & Gas Drilling ...................................................      0.3
Oil & Gas Equipment & Services .......................................      2.4
Oil & Gas Exploration & Production ...................................      0.6
Other Diversified Financial Services .................................      2.5
Packaged Foods & Meats ...............................................      1.7
Paper Products .......................................................      1.3
Pharmaceuticals ......................................................      8.6
Photographic Products ................................................      1.2
Property & Casualty Insurance ........................................      3.6
Publishing & Printing ................................................      1.1
Semiconductor Equipment ..............................................      0.6
Semiconductors .......................................................      3.0
Soft Drinks ..........................................................      0.7
Specialized Finance ..................................................      0.6
Steel ................................................................      0.9
Systems Software .....................................................      2.0
Technology Distributors ..............................................      0.2
Tobacco ..............................................................      1.8
Trucking .............................................................      0.2
Wireless Telecommunication Services ..................................      2.4
                                                                          -----
                                                                          100.0%
                                                                          =====

                        See Notes to Financial Statements                      5

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $103,199,427)                                 $117,919,432
Cash                                                                     3,090
   Receivables
   Investment securities sold                                          906,876
   Dividends                                                           235,068
   Tax reclaims                                                         27,771
   Fund shares sold                                                      7,536
Prepaid expenses                                                         1,644
                                                                  ------------
      Total assets                                                 119,101,417
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                              89,561
   Transfer agent fee                                                   74,595
   Investment advisory fee                                              73,234
   Distribution and service fees                                        30,244
   Printing fee                                                         25,075
   Custody fee                                                          23,754
   Professional fee                                                     22,848
   Financial agent fee                                                   9,047
   Trustees' fee                                                         5,352
   Payable to adviser                                                      113
Accrued expenses                                                        11,350
                                                                  ------------
      Total liabilities                                                365,173
                                                                  ------------
NET ASSETS                                                        $118,736,244
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $142,707,882
Distributions in excess of net investment loss                        (703,459)
Accumulated net realized loss                                      (37,999,966)
Net unrealized appreciation                                         14,731,787
                                                                  ------------
NET ASSETS                                                        $118,736,244
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $109,435,919)                14,675,038
Net asset value per share                                                $7.46
Offering price per share $7.46/(1-5.75%)                                 $7.92

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,731,568)                     984,357
Net asset value and offering price per share                             $6.84

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,568,757)                     376,865
Net asset value and offering price per share                             $6.82


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $   943,869
Interest                                                                 3,379
Foreign taxes withheld                                                 (64,161)
                                                                   -----------
   Total investment income                                             883,087
                                                                   -----------
EXPENSES
Investment advisory fee                                                423,807
Service fees, Class A                                                  129,581
Distribution and service fees, Class B                                  34,360
Distribution and service fees, Class C                                  12,396
Financial agent fee                                                     54,197
Transfer agent                                                         185,119
Custodian                                                               60,618
Registration                                                            31,316
Printing                                                                19,218
Professional                                                            19,163
Trustees                                                                14,602
Miscellaneous                                                            9,654
                                                                   -----------
   Total expenses                                                      994,031
                                                                   -----------
NET INVESTMENT LOSS                                                   (110,944)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      7,478,712
Net realized loss on foreign currency transactions                     (42,914)
Net change in unrealized appreciation (depreciation) on
   investments                                                      11,799,048
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                    8,272
                                                                   -----------
NET GAIN ON INVESTMENTS                                             19,243,118
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $19,132,174
                                                                   ===========

6                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Six Months
                                                                                            Ended
                                                                                           12/31/03          Year Ended
                                                                                         (Unaudited)           6/30/03
                                                                                         ------------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                          $   (110,944)      $    806,641
   Net realized gain (loss)                                                                 7,435,798        (22,368,030)
   Net change in unrealized appreciation (depreciation)                                    11,807,320          7,227,703
                                                                                         ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             19,132,174        (14,333,686)
                                                                                         ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          (1,279,007)                --
   Net investment income, Class B                                                             (23,604)                --
   Net investment income, Class C                                                              (9,530)                --
                                                                                         ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (1,312,141)                --
                                                                                         ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,048,325 and 3,172,309 shares, respectively)             7,030,406         19,009,892
   Net asset value of shares issued from reinvestment of distributions (158,883
      and 0 shares, respectively)                                                           1,159,848                 --
   Cost of shares repurchased (1,940,116 and 5,583,459 shares, respectively)              (13,204,208)       (33,402,717)
                                                                                         ------------       ------------
Total                                                                                      (5,013,954)       (14,392,825)
                                                                                         ------------       ------------
CLASS B
   Proceeds from sales of shares (36,842 and 187,195 shares, respectively)                    232,387          1,015,567
   Net asset value of shares issued from reinvestment of distributions
      (3,273 and 0 shares, respectively)                                                       21,894                 --
   Cost of shares repurchased (213,342 and 440,134 shares, respectively)                   (1,355,166)        (2,373,842)
                                                                                         ------------       ------------
Total                                                                                      (1,100,885)        (1,358,275)
                                                                                         ------------       ------------
CLASS C
   Proceeds from sales of shares (16,910 and 741,582 shares, respectively)                    106,551          4,039,555
   Net asset value of shares issued from reinvestment of distributions
      (1,166 and 0 shares, respectively)                                                        7,778                 --
   Cost of shares repurchased (56,552 and 917,239 shares, respectively)                      (354,921)        (4,828,577)
                                                                                         ------------       ------------
Total                                                                                        (240,592)          (789,022)
                                                                                         ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (6,355,431)       (16,540,122)
                                                                                         ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                   11,464,602        (30,873,808)

NET ASSETS
   Beginning of period                                                                    107,271,642        138,145,450
                                                                                         ------------       ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT LOSS
      AND UNDISTRIBUTED NET INVESTMENT INCOME OF ($703,459)
      AND $719,626, RESPECTIVELY]                                                        $118,736,244       $107,271,642
                                                                                         ============       ============


                        See Notes to Financial Statements                     7

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                  YEAR ENDED JUNE 30,
                                             12/31/03    -------------------------------------------------------------------------
                                           (UNAUDITED)        2003             2002         2001           2000            1999
Net asset value, beginning of period         $ 6.37          $ 7.03           $ 7.87       $10.46         $10.93          $12.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               --(3)         0.05             0.03         0.01          (0.01)           0.01
   Net realized and unrealized gain (loss)     1.18           (0.71)           (0.84)       (1.44)          1.08            0.90
                                             ------          ------           ------       ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS         1.18           (0.66)           (0.81)       (1.43)          1.07            0.91
                                             ------          ------           ------       ------         ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income       (0.09)             --               --        (0.02)            --              --
   Distributions from net realized gains         --              --            (0.03)       (1.14)         (1.54)          (2.38)
                                             ------          ------           ------       ------         ------          ------
      TOTAL DISTRIBUTIONS                     (0.09)             --            (0.03)       (1.16)         (1.54)          (2.38)
                                             ------          ------           ------       ------         ------          ------
Change in net asset value                      1.09           (0.66)           (0.84)       (2.59)         (0.47)          (1.47)
                                             ------          ------           ------       ------         ------          ------
NET ASSET VALUE, END OF PERIOD               $ 7.46          $ 6.37           $ 7.03       $ 7.87         $10.46          $10.93
                                             ======          ======           ======       ======         ======          ======
Total return(2)                               18.52 %(5)      (9.39)%         (10.35)%     (14.81)%        11.49 %          8.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $109,436         $98,135         $125,216     $158,775       $195,357        $192,619

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.70 %(4)       1.73 %           1.56 %       1.54 %         1.56 %          1.45%
   Net investment income (loss)               (0.13)%(4)       0.81 %           0.39 %       0.10 %        (0.06)%          0.07%
Portfolio turnover                               87 %(5)        160 %             99 %        168 %          112 %           166%

                                                                                    CLASS B
                                           ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                  YEAR ENDED JUNE 30,
                                             12/31/03    -------------------------------------------------------------------------
                                           (UNAUDITED)        2003             2002         2001           2000            1999
Net asset value, beginning of period         $ 5.81          $ 6.46           $ 7.29       $ 9.84         $10.44          $12.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.03)             --(3)         (0.03)       (0.06)         (0.08)          (0.07)
   Net realized and unrealized gain (loss)     1.08           (0.65)           (0.77)       (1.35)          1.02            0.85
                                             ------          ------           ------       ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS         1.05           (0.65)           (0.80)       (1.41)          0.94            0.78
                                             ------          ------           ------       ------         ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income       (0.02)             --               --           --             --              --
   Distributions from net realized gains         --              --            (0.03)       (1.14)         (1.54)          (2.38)
                                             ------          ------           ------       ------         ------          ------
      TOTAL DISTRIBUTIONS                     (0.02)             --            (0.03)       (1.14)         (1.54)          (2.38)
                                             ------          ------           ------       ------         ------          ------
Change in net asset value                      1.03           (0.65)           (0.83)       (2.55)         (0.60)          (1.60)
                                             ------          ------           ------       ------         ------          ------
NET ASSET VALUE, END OF PERIOD               $ 6.84          $ 5.81           $ 6.46       $ 7.29         $ 9.84          $10.44
                                             ======          ======           ======       ======         ======          ======
Total return(2)                               18.15 %(5)     (10.20)%         (10.90)%     (15.58)%        10.71 %          7.99 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $6,732          $6,730           $9,119      $13,066        $17,317         $12,351

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.45 %(4)       2.48 %           2.31 %       2.29 %         2.31 %          2.21 %
   Net investment income (loss)               (0.88)%(4)       0.04 %          (0.38)%      (0.66)%        (0.80)%         (0.65)%
Portfolio turnover                               87 %(5)        160 %             99 %        168 %          112 %           166 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Amount is less than $0.01.
(4) Annualized.
(5) Not annualized.

8                       See Notes to Financial Statements

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS C
                                         -----------------------------------------------------------------------------------------
                                           SIX MONTHS                                                                     FROM
                                              ENDED                           YEAR ENDED JUNE 30,                       INCEPTION
                                            12/31/03      ---------------------------------------------------------    12/16/98 TO
                                           (UNAUDITED)        2003             2002         2001           2000          6/30/99
Net asset value, beginning of period         $ 5.80          $ 6.45           $ 7.28       $ 9.82         $10.42          $11.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)            (0.03)          (0.01)           (0.03)       (0.06)         (0.07)             --
   Net realized and unrealized gain (loss)     1.08           (0.64)           (0.77)       (1.34)          1.01            1.18
                                             ------          ------           ------       ------         ------          ------
      TOTAL FROM INVESTMENT OPERATIONS         1.05           (0.65)           (0.80)       (1.40)          0.94            1.18
                                             ------          ------           ------       ------         ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income       (0.03)             --               --           --             --              --
   Distributions from net realized gains         --              --            (0.03)       (1.14)         (1.54)          (2.38)
                                             ------          ------           ------       ------         ------          ------
      TOTAL DISTRIBUTIONS                     (0.03)             --            (0.03)       (1.14)         (1.54)          (2.38)
                                             ------          ------           ------       ------         ------          ------
Change in net asset value                      1.02           (0.65)           (0.83)       (2.54)         (0.60)          (1.20)
                                             ------          ------           ------       ------         ------          ------
NET ASSET VALUE, END OF PERIOD               $ 6.82          $ 5.80           $ 6.45       $ 7.28         $ 9.82          $10.42
                                             ======          ======           ======       ======         ======          ======
Total return(2)                               18.03%(4)      (10.08)%         (11.06)%     (15.50)%        10.71 %         11.68%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $2,569          $2,407           $3,811       $5,650         $6,704            $838

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.45 %(3)       2.48 %           2.31 %       2.29 %         2.31 %          2.28%(3)
   Net investment income (loss)               (0.88)%(3)      (0.10)%          (0.39)%      (0.65)%        (0.74)%          0.04%(3)
Portfolio turnover                               87 %(4)        160 %             99 %        168 %          112 %           166%(4)










(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements                      9

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)


1. ORGANIZATION
   Phoenix-Aberdeen Worldwide Opportunities Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   The Fund's investment objective is capital appreciation. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of benefical interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED) (CONTINUED)

of 0.75% of the average daily net assets of the Fund up to $1 billion, 0.70% of such value between $1 billion and $2 billion, and 0.65% in excess of $2 billion.
   Aberdeen Fund Managers, Inc, ("Aberdeen"), is the subadviser to the Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC, of which PNX owns approximately 15%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $1,625 for Class A shares and deferred sales charges of $2,995 for Class B shares and $330 for Class C shares for the period ended December 31, 2003. In addition to these amounts, $1,063 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of each respective class. PEPCO has advised the Fund of the following: $46,887 was retained by the Distributor, $125,226 was paid to unaffiliated participants and $4,224 was paid to W.S. Griffith Securities, Inc.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended December 31, 2003, the Trust paid PEPCO $54,197. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Certain minimums may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2003, transfer agent fees were $185,119 as reported in the Statement of Operations, of which PEPCO retained $66,536.
   For the period ended December 31, 2003, the Fund paid PXP Securities Corp., an indirect wholly-owned subsidiary of PNX, brokerage commissions of $10,433 in connection with portfolio transactions effected on behalf of it.
   At December 31, 2003, PNX and its affiliates held 14,461 Class C shares of the Fund with a combined value of $98,624.

4. PURCHASES AND SALES OF SECURITIES
   Portfolio purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003, aggregated $96,430,146 and $104,883,836, respectively. There were no purchases or sales of long-term U.S. Government securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts. The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION
   The Fund has $15,835,995 and $20,161,056 capital loss carryovers expiring in 2010 and 2011, which may be used to offset future capital gains, respectively. The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

7. PROXY VOTING PROCEDURES
   The advisers and subadvisers to each of the Phoenix Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling "toll-free" 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT



   Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                          INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                       PORTFOLIOS IN
                                                       FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF          OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED           TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                 Served since             35             Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC        1993.                                   since 2001. Trustee/Director, Realty Foundation of New
  101 Park Avenue                                                          York (1972-present), Pace University (1978-present), New
  New York, NY 10178                                                       York Housing Partnership Development Corp. (Chairman)
  DOB: 8/2/29                                                              (1981-present), Greater New York Councils, Boy Scouts of
                                                                           America (1985-present), The Academy of Political Science
                                                                           (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                           Corp. (1989-present), The Harlem Youth Development
                                                                           Foundation (1998-2002). Chairman, Metropolitan
                                                                           Transportation Authority (1992-2001). Director, Trism,
                                                                           Inc. (1994-2001), Consolidated Edison Company of New
                                                                           York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                                           Company (1974-2002), Centennial Insurance Company
                                                                           (1974-2002), Josiah Macy, Jr., Foundation
                                                                           (1975-present), Union Pacific Corp. (1978-2002),
                                                                           BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                           Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne              Served since             35             Currently retired.
  The Flat, Elmore Court           1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries              Served since             28             Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902         1995.                                   (1984-present). Director (1989- 1997), Chairman of the
  Naples, FL 34108                                                         Board (1993-1997), Phoenix Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                 Served since             25             Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.        1993.                                   since 2001. Chairman (1995 to 2000) and Chief Executive
  736 Market Street, Ste. 1430                                             Officer (1995-1998), Carson Products Company
  Chattanooga, TN 37402                                                    (cosmetics). Director/Trustee, Evergreen Funds (six
  DOB: 2/14/39                                                             portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara            Served since             35             Managing Director, U.S. Trust Company of New York
  U.S. Trust Company of            2001.                                   (private bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                                                          INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
                                                       PORTFOLIOS IN
                                                       FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF          OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED           TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris                Served since             35             Currently retired. Vice President, W.H. Reaves and
  164 Laird Road                   1995.                                   Company (investment management)
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson              Served since             25             Managing Director, Northway Management Company
  Northway Management Company      1993.                                   (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                         (1993-1998).
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.           Served since             25             Director, UST, Inc. (1995-present), HPSC Inc.
  200 Duke Street                  1995.                                   (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                     (2000-present). President, The Trust for America's
  DOB: 5/16/31                                                             Health (non-profit) (2001-present). Director, Duty Free
                                                                           International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

        Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                         NUMBER OF
     NAME, ADDRESS,                                    PORTFOLIOS IN
      DATE OF BIRTH                                    FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH               LENGTH OF          OVERSEEN BY                        DURING PAST 5 YEARS AND
         TRUST                      TIME SERVED           TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche              Served since             28             Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC          2002.                                   (1983-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                                    (2001-present) and Phoenix Life Insurance Company
  59th Floor                                                               (1989-present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin           Served since             78             Consultant, Phoenix Investment Partners Ltd.
    DOB: 10/23/46                  1993.                                   (2002-present). Director, PXRE Corporation (Delaware)
                                                                           (1985-present), World Trust Fund (1991-present).
    Chairman and President                                                 Chairman (1997-2002), Director (1995-2002), Vice
                                                                           Chairman (1995-1997) and Chief Executive Officer
                                                                           (1995-2002), Phoenix Investment Partners, Ltd. Director
                                                                           and Executive Vice President, The Phoenix Companies,
                                                                           Inc. (2000-2002). Director (1994-2002) and Executive
                                                                           Vice President, Investments (1987-2002), Phoenix Life
                                                                           Insurance Company. Director (1983-2002) and Chairman
                                                                           (1995- 2002), Phoenix Investment Counsel, Inc. Director
                                                                           (1982-2002) and President (1990-2000), Phoenix Equity
                                                                           Planning Corporation. Chairman and President,
                                                                           Phoenix/Zweig Advisers LLC (1999-2002). Director
                                                                           (2001-2002) and President (April 2002-September 2002),
                                                                           Phoenix Investment Management Company. Director and
                                                                           Executive Vice President, Phoenix Life and Annuity
                                                                           Company (1996-2002). Director (1995-2000) and Executive
                                                                           Vice President (1994-2002), PHL Variable Insurance
                                                                           Company. Director, Phoenix National Trust Holding
                                                                           Company (2001-2002). Director (1985-2002) and Vice
                                                                           President (1986-2002), PM Holdings, Inc. Director, W.S.
                                                                           Griffith Associates, Inc. (1995-2002). Director
                                                                           (1992-2002) and President (1993-1994), W.S. Griffith
                                                                           Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates                 Served since             30             Chairman, Hudson Castle Group, Inc. (formerly IBEX
    Hudson Castle Group, Inc.      1993.                                   Capital Markets Inc.) (financial services)
    c/o Northeast Investment                                               (1997-present). Managing Director, Wydown Group
    Management, Inc.                                                       (consulting firm) (1994-present). Director, Investors
    50 Congress Street                                                     Financial Service Corporation (1995-present), Investors
    Suite 1000                                                             Bank & Trust Corporation (1995-present), Plymouth Rubber
    Boston, MA 02109                                                       Co. (1995-present), Stifel Financial (1996-present),
    DOB: 5/31/46                                                           Connecticut River Bancorp (1998-present), Connecticut
                                                                           River Bank (1998-present), 1Mind, Inc. (1999-present)
                                                                           and 1Mind.com (2000-present). Director and Treasurer,
                                                                           Endowment for Health, Inc. (2000-present). Chairman,
                                                                           Emerson Investment Management, Inc. (2000-present).
                                                                           Member, Chief Executives Organization (1996-present).
                                                                           Vice Chairman, Massachusetts Housing Partnership
                                                                           (1998-1999). Director, Blue Cross and Blue Shield of New
                                                                           Hampshire (1994-1999), AIB Govett Funds (1991-2000) and
                                                                           Command Systems, Inc. (1998-2000). Director, Phoenix
                                                                           Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
  ** Mr. McLoughlin is an "interested  person," as defined in the Investment
     Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
 *** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr.Oates, Hudson Castle Group, Inc. and Phoenix and certain of its affiliates.

                                              OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                         POSITION(S) HELD WITH                            PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                       TRUST AND LENGTH OF                               DURING PAST 5 YEARS
    AND DATE OF BIRTH                         TIME SERVED                        AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer                 Executive Vice President                Senior Vice President (1995-1999), Chief Financial
  DOB: 8/16/44                     since 2000.                             Officer (1995-present), and Executive Vice President
                                                                           (1999-present), Phoenix Investment Partners, Ltd.
                                                                           Director (1998-present), Executive Vice President, Chief
                                                                           Financial Officer and Treasurer (2000-present), Senior
                                                                           Vice President and Chief Financial Officer (1996-2000),
                                                                           Phoenix Equity Planning Corporation. Director
                                                                           (1998-present), Senior Vice President, Chief Financial
                                                                           Officer and Treasurer (1996-present), Phoenix Investment
                                                                           Counsel, Inc. Director (2000-present), Treasurer
                                                                           (1996-present), Senior Vice President (2000-2002),
                                                                           Executive Vice President (2000-present). Duff & Phelps
                                                                           Investment Management Co. Executive Vice President,
                                                                           Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry                   Executive Vice President                Executive Vice President (1998-present), Phoenix
  DOB: 3/28/52                     since 2002.                             Investment Partners, Ltd. President, Phoenix Equity
                                                                           Planning Corporation (2000-present). Executive Vice
                                                                           President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss                 Treasurer since 2000.                   Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                            (1996-2000), Assistant Treasurer (2001-present), Phoenix
                                                                           Equity Planning Corporation. Treasurer, Phoenix Fund
                                                                           Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth                 Secretary since 2002; Chief             Vice President and Insurance and Investment Products
  One American Row                 Legal Officer since 2003.               Counsel (2002-present), Counsel (1993-2002), Phoenix
  Hartford, CT 06102                                                       Life Insurance Company. Director (2003-present),
  DOB: 11/14/58                                                            President (2003-present), Assistant Secretary
                                                                           (2002-present), Phoenix Variable Advisors, Inc.
                                                                           Secretary (2002-present), Chief Legal Officer
                                                                           (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J.Wirth, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Brown Brothers Harriman &Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                             ------------------
                                                                 PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                              Permit No. 1051
                                                             ------------------
--------------------------------------------------------------------------------


      PHOENIX EQUITY PLANNING CORPORATION
      P.O. Box 150480
      Hartford, CT 06115-0480

[LOGO OMITTED] PHOENIX
      INVESTMENT PARTNERS, LTD.
      A MEMBER OF THE PHOENIX COMPANIES, INC.

      For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.







      PXP 682 (2/04)

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   Phoenix-Aberdeen Worldwide Opportunities Fund
             -------------------------------------------------------------------

By (Signature and Title)*      /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           March 8, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                               Philip R. McLoughlin, Chairman
                               (principal executive officer)

Date                           March 8, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                               Nancy G. Curtiss, Treasurer
                               (principal financial officer)

Date                           March 8, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.